DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Eurozone Hedged Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Austria - 0.9%
ANDRITZ AG	445	$27,943
AT&S Austria Technologie & Systemtechnik AG	133	2,699
BAWAG Group AG, 144A*	457	25,808
CA Immobilien Anlagen AG	239	7,672
DO & CO AG	50	7,771
Erste Group Bank AG	2,131	84,988
EVN AG	201	5,214
IMMOFINANZ AG*	201	4,562
Kontron AG	223	5,138
Lenzing AG*	109	3,410
Oesterreichische Post AG	218	7,057
OMV AG	871	38,352
Palfinger AG	82	2,123
Porr AG	48	703
Raiffeisen Bank International AG	912	18,965
Schoeller-Bleckmann Oilfield Equipment AG	82	3,691
UNIQA Insurance Group AG	884	7,729
Verbund AG	398	28,821
Vienna Insurance Group AG Wiener Versicherung Gruppe	201	5,833
voestalpine AG	724	19,750
Wienerberger AG	648	22,622

(Cost $329,604)		330,851

Belgium - 2.7%
Ackermans & van Haaren NV	136	22,827
Aedifica SA REIT	279	15,876
Ageas SA/NV	955	40,461
Anheuser-Busch InBev SA/NV	5,294	318,816
Barco NV	361	6,407
Bekaert SA	216	10,683
bpost SA	495	1,856
Cofinimmo SA REIT	245	15,279
Colruyt Group NV	281	13,478
Deme Group NV	48	6,651
D’ieteren Group	144	27,703
Elia Group SA/NV	169	18,759
Euronav NV	583	10,299
Fagron	393	7,633
Galapagos NV*	304	10,806
Groupe Bruxelles Lambert NV	530	39,720
Intervest Offices & Warehouses NV REIT	116	2,608
KBC Ancora	201	9,411
KBC Group NV	1,558	109,284
Kinepolis Group NV	82	3,837
Lotus Bakeries NV	3	28,209
Melexis NV	122	10,232
Montea NV REIT	100	7,998
Ontex Group NV*	393	3,143
Proximus SADP	986	8,240
Recticel SA	240	2,988
Retail Estates NV REIT	68	4,358
Sofina SA	102	23,217
Solvay SA	443	11,252
Syensqo SA*	443	39,553
Tessenderlo Group SA	127	3,384
UCB SA	788	90,703
Umicore SA	1,251	26,082
VGP NV	70	7,672
Warehouses De Pauw CVA REIT	1,139	30,382
X-Fab Silicon Foundries SE, 144A*	257	2,003
Xior Student Housing NV REIT	184	5,061

(Cost $1,101,042)		996,871

Finland - 3.3%
Cargotec OYJ, Class B	235	15,874
Citycon OYJ*	716	3,047
Elisa OYJ	865	38,948
Finnair OYJ*	40,318	1,342
Fortum OYJ	2,953	36,863
Huhtamaki OYJ	655	25,705
Kemira OYJ	629	11,319
Kempower OYJ*(a)	78	1,963
Kesko OYJ, Class B	1,774	33,870
Kojamo OYJ	781	8,652
Kone OYJ, Class B	2,079	101,609
Konecranes OYJ	428	22,019
Mandatum OYJ*	2,357	10,341
Marimekko OYJ	155	1,980
Metsa Board OYJ, Class B	1,033	7,754
Metso Corp.	4,026	42,956
Neste OYJ	2,624	71,950
Nokia OYJ	33,074	116,515
Nokian Renkaat OYJ	710	6,473
Nordea Bank Abp	19,532	237,279
Orion OYJ, Class B	643	25,296
Outokumpu OYJ	2,004	8,865
Puuilo OYJ	568	5,826
QT Group OYJ*	113	9,524
Revenio Group OYJ	133	3,729
Sampo OYJ, Class A	2,775	124,078
Stora Enso OYJ, Class R	3,729	47,074
TietoEVRY OYJ	631	14,704
Tokmanni Group Corp.	291	4,922
UPM-Kymmene OYJ	3,274	109,447
Valmet OYJ	936	24,491
Wartsila OYJ Abp	3,009	46,489
YIT OYJ	693	1,203

(Cost $1,359,077)		1,222,107

France - 33.7%
Abivax SA*	174	2,381
Accor SA	1,187	51,432
Aeroports de Paris SA	224	30,432
Air France-KLM*	660	7,437
Air Liquide SA	3,226	655,144
Airbus SE	3,642	602,014

Alstom SA	1,715	22,873
Altarea SCA REIT	36	2,626
Alten SA	173	25,373
Amundi SA, 144A	359	23,610
Antin Infrastructure Partners SA	204	3,382
Arkema SA	355	36,742
Atos SE*(a)	585	1,454
Aubay	20	890
AXA SA	11,234	399,220
Believe SA*	116	1,861
Beneteau SACA	150	2,007
BioMerieux	255	27,864
BNP Paribas SA	6,396	382,831
Bollore SE	4,411	30,225
Bonduelle SCA	65	696
Bouygues SA	1,226	48,457
Bureau Veritas SA	1,878	54,539
Capgemini SE	952	231,199
Carmila SA REIT*	530	8,489
Carrefour SA	3,601	60,442
Cie de Saint-Gobain SA	2,800	215,468
Cie des Alpes	208	2,972
Cie Generale des Etablissements Michelin SCA	4,154	153,501
Cie Plastic Omnium SE	291	3,469
Coface SA	680	9,745
Covivio SA REIT	337	15,123
Credit Agricole SA	6,573	88,943
Danone SA	3,972	253,369
Dassault Aviation SA	120	23,721
Dassault Systemes SE	4,155	193,932
Derichebourg SA	594	2,696
Edenred SE	1,570	77,699
Eiffage SA	448	48,735
Elior Group SA, 144A*	529	1,314
Elis SA	1,161	26,476
Engie SA	11,165	179,028
Equasens	36	1,827
Eramet SA	51	3,442
Esker SA	32	5,551
EssilorLuxottica SA	1,825	386,918
Etablissements Maurel et Prom SA	265	1,438
Eurazeo SE	255	21,525
Euroapi SA*	286	1,190
Eutelsat Communications SACA*(a)	1,101	4,089
Exclusive Networks SA*	125	2,397
Fnac Darty SA	82	2,434
Forvia SE*	914	13,005
Gaztransport Et Technigaz SA	211	32,611
Gecina SA REIT	271	26,156
Getlink SE	2,155	36,777
Hermes International SCA	194	484,979
ICADE REIT	218	6,512
ID Logistics Group SACA*	16	5,689
Imerys SA	184	5,815
Interparfums SA	126	7,027
Ipsen SA	222	24,426
IPSOS SA	236	16,439
JCDecaux SE*	353	7,287
Kaufman & Broad SA	67	2,006
Kering SA	458	210,403
Klepierre SA REIT	1,255	31,848
La Francaise des Jeux SAEM, 144A	614	25,695
Legrand SA	1,627	164,416
LISI SA	85	2,177
L’Oreal SA	1,479	706,059
LVMH Moet Hennessy Louis Vuitton SE	1,699	1,547,617
Manitou BF SA	48	1,147
Mercialys SA REIT	733	7,962
Mersen SA	114	4,325
Metropole Television SA	133	1,811
Neoen SA, 144A	377	9,437
Nexans SA	187	19,200
Nexity SA	218	2,500
Orange SA	11,627	133,280
Orpea SA*	502,070	7,000
OVH Groupe SAS*	310	3,183
Pernod Ricard SA	1,253	209,298
PEUGEOT INVEST	20	2,231
Pierre Et Vacances SA*	421	548
Pluxee NV*	529	15,114
Publicis Groupe SA	1,402	148,164
Quadient SA	184	3,874
Remy Cointreau SA	136	14,405
Renault SA	1,131	47,099
Rexel SA	1,459	37,372
Rubis SCA	573	15,061
Safran SA	2,101	439,847
Sanofi SA	7,003	665,226
Sartorius Stedim Biotech	177	48,648
Schneider Electric SE	3,338	756,898
SCOR SE	978	29,787
SEB SA	148	17,499
Seche Environnement SACA	12	1,556
Societe BIC SA	133	9,602
Societe Generale SA	4,531	109,842
Societe pour l’Informatique Industrielle(b)	65	4,925
Sodexo SA	529	42,138
SOITEC*	153	22,349
Sopra Steria Group	103	26,361
SPIE SA	817	27,179
STMicroelectronics NV	4,175	188,278
Technip Energies NV	979	21,300
Teleperformance SE	374	46,303

Television Francaise 1 SA	206	1,885
Thales SA	594	87,985
TotalEnergies SE	13,427	856,058
Trigano SA	47	7,599
Ubisoft Entertainment SA*	549	12,579
Unibail-Rodamco-Westfield REIT*	709	51,786
Valeo SE	1,190	13,775
Vallourec SACA*	900	13,647
Valneva SE*	594	1,969
Veolia Environnement SA	4,177	129,341
Verallia SA, 144A	430	15,894
Vicat SACA	104	3,979
Vinci SA	3,095	396,057
Virbac SACA	24	8,612
Vivendi SE	4,282	47,807
Voltalia SA*	167	1,285
VusionGroup*	52	8,071
Wavestone	36	2,179
Wendel SE	171	16,717
Worldline SA, 144A*	1,450	16,651

(Cost $11,662,123)		12,632,191

Germany - 23.7%
1&1 AG	221	4,080
About You Holding SE*	201	907
Adesso SE	16	1,982
adidas AG	990	200,217
Adtran Networks SE*	170	3,675
AIXTRON SE	661	18,346
Allianz SE	2,423	664,777
Amadeus Fire AG	47	5,527
Atoss Software AG	22	5,683
Aurubis AG	189	11,966
Auto1 Group SE, 144A*	508	1,904
BASF SE	5,459	277,747
Bayer AG	5,999	182,128
Bayerische Motoren Werke AG	1,953	230,542
BayWa AG	68	2,102
Bechtle AG	493	25,395
Beiersdorf AG	619	88,678
Bilfinger SE	154	7,081
Borussia Dortmund GmbH & Co. KGaA*	409	1,501
Brenntag SE	865	78,886
CANCOM SE	204	6,019
Carl Zeiss Meditec AG	238	29,260
CECONOMY AG*	918	1,983
Cewe Stiftung & Co. KGaA	20	2,205
Commerzbank AG	6,582	76,082
CompuGroup Medical SE & Co. KGaA	141	4,474
Continental AG	697	55,806
Covestro AG, 144A*	1,213	65,944
CTS Eventim AG & Co. KGaA	378	29,701
CureVac NV*	695	2,366
Daimler Truck Holding AG	3,274	133,686
Datagroup SE	20	991
Delivery Hero SE, 144A*	1,178	27,202
Dermapharm Holding SE	99	3,946
Deutsche Bank AG(c)	11,848	158,300
Deutsche Boerse AG	1,157	242,094
Deutsche Lufthansa AG*	3,596	27,937
Deutsche Pfandbriefbank AG, 144A	727	3,024
Deutsche Post AG	6,157	285,544
Deutsche Telekom AG	19,902	472,899
Deutz AG	952	5,911
Duerr AG	299	6,605
E.ON SE	13,611	173,734
Eckert & Ziegler Strahlen-und Medizintechnik AG	82	3,752
Einhell Germany AG	3	501
Elmos Semiconductor SE	49	3,877
ElringKlinger AG	150	841
Encavis AG*	746	8,905
Energiekontor AG	34	2,455
Evonik Industries AG	1,416	26,109
Evotec SE*	863	12,722
Fielmann Group AG	130	6,151
flatexDEGIRO AG*	376	3,929
Formycon AG*	55	2,865
Fraport AG Frankfurt Airport Services Worldwide*	218	12,111
Freenet AG	682	18,383
Fresenius Medical Care AG	1,266	48,410
Fresenius SE & Co. KGaA	2,656	74,291
GEA Group AG	1,047	42,175
Gerresheimer AG	202	23,666
GFT Technologies SE	99	3,450
GRENKE AG	151	3,697
Hamborner REIT AG REIT	440	2,977
Hamburger Hafen und Logistik AG	147	2,701
Hannover Rueck SE	376	96,434
Heidelberg Materials AG	856	82,987
Heidelberger Druckmaschinen AG*	1,393	1,540
HelloFresh SE*	951	13,167
Henkel AG & Co. KGaA	650	43,837
Hensoldt AG	388	14,132
Hornbach Holding AG & Co. KGaA	50	3,726
HUGO BOSS AG	327	22,223
Hypoport SE*	24	4,993
Infineon Technologies AG	8,073	288,764
Ionos SE*	169	3,900
Jenoptik AG	356	11,243
JOST Werke SE, 144A	67	3,501
K+S AG	1,120	15,615
KION Group AG	439	22,120
Kloeckner & Co. SE	359	2,516

Knaus Tabbert AG	17	763
Knorr-Bremse AG	444	31,038
Krones AG	82	10,130
LANXESS AG	508	12,820
LEG Immobilien SE*	478	35,141
MBB SE	3	307
Medios AG*	138	2,178
Mercedes-Benz Group AG	4,938	393,016
Merck KGaA	788	134,394
METRO AG	728	4,064
MorphoSys AG*	217	15,245
MTU Aero Engines AG	337	80,968
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	837	389,353
Mutares SE & Co. KGaA	89	3,367
Nagarro SE*	48	4,270
Nemetschek SE	340	32,404
Nordex SE*	763	8,679
Norma Group SE	135	2,043
Northern Data AG*	83	2,776
PATRIZIA SE	223	1,781
Pfeiffer Vacuum Technology AG	20	3,385
PNE AG	187	2,716
ProSiebenSat.1 Media SE	951	6,235
Puma SE	703	32,269
PVA TePla AG*	103	2,509
Rational AG	34	27,928
Rheinmetall AG	269	123,272
RWE AG	3,870	129,664
SAF-Holland SE	293	5,551
Salzgitter AG	172	4,406
SAP SE	6,419	1,199,383
Schott Pharma AG & Co. KGaA*	238	10,444
Scout24 SE, 144A	442	32,102
Secunet Security Networks AG	16	2,611
SGL Carbon SE*	519	3,399
Siemens AG	4,672	923,756
Siemens Energy AG*	3,339	51,263
Siemens Healthineers AG, 144A*	1,747	104,793
Siltronic AG	100	9,338
Sixt SE	82	7,679
SMA Solar Technology AG*	95	5,652
Stabilus SE	138	9,098
Steico SE	36	1,049
STRATEC SE	36	1,632
Stroeer SE & Co. KGaA	220	12,305
Suedzucker AG	355	5,019
SUESS MicroTec SE	124	5,146
Symrise AG	823	84,111
Synlab AG	410	5,508
TAG Immobilien AG*	975	11,897
Takkt AG	167	2,455
Talanx AG	377	26,893
TeamViewer SE, 144A*	987	15,564
thyssenkrupp AG	2,957	15,094
Thyssenkrupp Nucera AG & Co. KGaA, 144A*	168	2,749
United Internet AG	580	14,042
Varta AG*	137	2,231
Verbio SE	133	2,713
Vitesco Technologies Group AG*	49	3,945
Volkswagen AG	193	30,298
Vonovia SE	4,492	125,258
Vossloh AG	53	2,343
Wacker Chemie AG	114	12,451
Wacker Neuson SE	150	2,698
Wuestenrot & Wuerttembergische AG	99	1,436
Zalando SE, 144A*	1,307	27,574

(Cost $8,448,518)		8,840,104

Ireland - 1.3%
AerCap Holdings NV*	1,202	92,770
AIB Group PLC	10,000	46,323
Bank of Ireland Group PLC	6,336	55,153
Cairn Homes PLC	4,563	7,171
Dalata Hotel Group PLC	1,051	5,123
Glanbia PLC	1,158	20,951
Glenveagh Properties PLC, 144A*	3,718	4,557
Irish Residential Properties REIT PLC REIT	2,785	2,920
Kerry Group PLC, Class A	952	83,487
Kingspan Group PLC	959	86,526
Origin Enterprises PLC	631	2,159
Smurfit Kappa Group PLC	1,646	70,146
Uniphar PLC	1,390	4,086

(Cost $452,777)		481,372

Italy - 7.6%
A2A SpA	9,649	17,520
ACEA SpA	269	3,995
AMCO - Asset Management Co SpA, Class B*(b)	13	0
Amplifon SpA	744	24,839
Anima Holding SpA, 144A	1,393	6,275
Ariston Holding NV	277	1,642
Arnoldo Mondadori Editore SpA	475	1,099
Ascopiave SpA	252	626
Assicurazioni Generali SpA	6,235	147,714
Azimut Holding SpA	724	20,752
Banca Generali SpA	339	12,516
Banca IFIS SpA	137	2,489
Banca Mediolanum SpA	1,328	14,287
Banca Monte dei Paschi di Siena SpA*	4,877	19,925
Banca Popolare di Sondrio SpA	2,066	15,441
Banco BPM SpA	7,246	42,086
BFF Bank SpA, 144A	1,087	12,676

BPER Banca	6,165	24,694
Brembo SpA	833	10,290
Brunello Cucinelli SpA	224	26,873
Buzzi SpA	559	18,874
Carel Industries SpA, 144A	399	9,228
Cementir Holding NV	265	2,669
CIR SpA-Compagnie Industriali*	3,837	2,252
Credito Emiliano SpA	459	4,385
Danieli & C Officine Meccaniche SpA	65	2,171
Danieli & C Officine Meccaniche SpA-RSP	207	5,112
Datalogic SpA	99	620
Davide Campari-Milano NV	3,987	40,385
De’ Longhi SpA	475	14,611
DiaSorin SpA	141	14,230
Digital Value SpA	17	1,067
El.En. SpA	238	2,183
Enav SpA, 144A	1,494	5,235
Enel SpA	49,705	316,042
Eni SpA	13,580	209,122
ERG SpA	392	10,677
Eurogroup Laminations SpA*	520	1,855
Ferrari NV	777	327,431
Ferretti SpA*	884	3,350
Fila SpA	116	1,071
Fincantieri SpA*(a)	2,480	1,304
FinecoBank Banca Fineco SpA	3,652	50,444
GVS SpA, 144A*	342	2,364
Hera SpA	4,890	16,891
Illimity Bank SpA	322	1,601
Industrie De Nora SpA	184	3,094
Infrastrutture Wireless Italiane SpA, 144A	2,213	24,480
Intercos SpA	306	4,710
Interpump Group SpA	439	20,810
Intesa Sanpaolo SpA	90,344	286,878
Iren SpA	4,448	8,759
Italgas SpA	2,714	14,798
Iveco Group NV*	1,069	13,148
Juventus Football Club SpA*	475	1,335
Leonardo SpA	2,579	55,065
Lottomatica Group SpA*	509	6,106
LU-VE SpA	105	2,326
Maire Tecnimont SpA	1,278	7,321
MARR SpA	184	2,251
Mediobanca Banca di Credito Finanziario SpA	3,293	44,827
MFE-MediaForEurope NV, Class A	545	1,242
MFE-MediaForEurope NV, Class B	257	811
Moncler SpA	1,291	93,012
Nexi SpA, 144A*	3,470	25,405
OVS SpA, 144A	1,156	2,751
Pharmanutra SpA	19	1,224
Piaggio & C SpA	849	2,841
Pirelli & C SpA, 144A	2,001	11,787
Poste Italiane SpA, 144A	3,058	35,827
Prysmian SpA	1,652	82,221
RAI Way SpA, 144A	528	2,739
Recordati Industria Chimica e Farmaceutica SpA	614	34,349
Reply SpA	143	19,814
SAES Getters SpA	99	3,638
Safilo Group SpA*	1,934	2,406
Saipem SpA*	7,094	12,889
Salcef Group SpA	85	2,085
Salvatore Ferragamo SpA	488	6,356
Sanlorenzo SpA	67	2,991
Saras SpA	2,921	5,518
Seco SpA*	184	699
Sesa SpA	48	5,940
Snam SpA	12,693	59,278
SOL SpA	201	6,343
Tamburi Investment Partners SpA	569	5,486
Technogym SpA, 144A	823	7,819
Technoprobe SpA*	1,145	11,503
Telecom Italia SpA*	60,222	18,101
Terna - Rete Elettrica Nazionale	8,748	68,491
Tinexta SpA	150	2,988
Tod’s SpA*	50	2,327
UniCredit SpA	9,520	318,040
Unipol Gruppo SpA	2,404	19,310
Webuild SpA	2,018	4,275
Wiit SpA	32	634
Zignago Vetro SpA	184	2,601

(Cost $2,452,512)		2,850,562

Luxembourg - 0.6%
APERAM SA	274	8,363
ArcelorMittal SA	3,188	83,108
Aroundtown SA*(a)	5,643	9,935
Befesa SA, 144A	198	6,313
d’Amico International Shipping SA	284	1,952
Eurofins Scientific SE	808	48,240
Grand City Properties SA*	405	3,771
SES SA	2,288	14,800
Shurgard Self Storage Ltd. REIT	224	9,605
Tenaris SA	2,837	50,348

(Cost $274,198)		236,435

Netherlands - 15.0%
Aalberts NV	596	26,733
ABN AMRO Bank NV, 144A	2,854	45,806
Adyen NV, 144A*	135	213,026
Aegon Ltd.	9,664	57,927
Akzo Nobel NV	1,062	77,294
Alfen NV, 144A*	135	7,262
AMG Critical Materials NV	167	3,810

Arcadis NV	439	25,574
Argenx SE*	361	133,906
ASM International NV	288	175,463
ASML Holding NV	2,480	2,333,276
ASR Nederland NV	959	44,185
Basic-Fit NV, 144A*(a)	291	7,831
BE Semiconductor Industries NV	478	86,354
Brunel International NV	133	1,475
Corbion NV	320	6,059
Eurocommercial Properties NV REIT	234	5,010
Euronext NV, 144A	509	46,898
EXOR NV	590	63,640
Fastned BV*	48	1,359
Flow Traders Ltd.	167	3,002
Fugro NV*	645	14,221
Heineken Holding NV	813	62,739
Heineken NV	1,801	166,272
IMCD NV	363	55,279
ING Groep NV	20,528	281,549
JDE Peet’s NV	573	13,092
Just Eat Takeaway.com NV, 144A*	1,120	18,424
Koninklijke Ahold Delhaize NV	5,901	175,517
Koninklijke BAM Groep NV	1,657	5,914
Koninklijke KPN NV	20,803	76,063
Koninklijke Philips NV	4,880	97,585
Koninklijke Vopak NV	407	15,123
NN Group NV	1,701	75,854
NSI NV REIT	103	2,082
OCI NV	612	16,106
Pharming Group NV*	4,744	5,281
PostNL NV	2,508	3,555
Prosus NV*	9,049	263,967
QIAGEN NV*	1,383	59,244
Randstad NV	650	35,786
Redcare Pharmacy NV, 144A*	96	14,510
SBM Offshore NV	847	12,029
Signify NV, 144A	761	20,381
Sligro Food Group NV	133	1,895
Stellantis NV	13,661	356,349
TKH Group NV	239	9,966
TomTom NV*	359	2,881
Universal Music Group NV	5,003	150,700
Van Lanschot Kempen NV	185	6,288
Vastned Retail NV REIT	82	1,857
Wereldhave NV REIT	201	2,902
Wolters Kluwer NV	1,537	242,285

(Cost $4,675,223)		5,631,586

Poland - 0.1%
InPost SA*
(Cost $12,263)	1,222	19,058

Portugal - 0.6%
Altri SGPS SA	325	1,584
Banco Comercial Portugues SA, Class R*	46,169	13,323
Corticeira Amorim SGPS SA	254	2,592
CTT-Correios de Portugal SA	648	2,546
EDP-Energias de Portugal SA	19,617	78,002
Galp Energia SGPS SA	2,694	42,423
Greenvolt-Energias Renovaveis SA*	350	3,068
Jeronimo Martins SGPS SA	1,814	43,368
Mota-Engil SGPS SA	477	2,928
Navigator Co. SA	1,273	5,171
NOS SGPS SA	1,308	4,546
REN-Redes Energeticas Nacionais SGPS SA	3,425	8,107
Semapa-Sociedade de Investimento e Gestao	121	1,807
Sonae SGPS SA	3,323	3,055

(Cost $220,007)		212,520

Spain - 7.5%
Acciona SA	141	15,765
Acerinox SA	1,028	11,261
ACS Actividades de Construccion y Servicios SA	1,263	51,790
Aena SME SA, 144A	466	88,215
Almirall SA	574	4,913
Amadeus IT Group SA	2,752	161,746
Applus Services SA	699	8,612
Atresmedia Corp. de Medios de Comunicacion SA	427	1,745
Audax Renovables SA*	1,486	2,008
Banco Bilbao Vizcaya Argentaria SA	36,060	358,012
Banco de Sabadell SA	33,477	43,310
Banco Santander SA	100,191	416,416
Bankinter SA	3,953	25,070
CaixaBank SA	23,548	106,129
Cellnex Telecom SA, 144A*	2,880	103,560
Cia de Distribucion Integral Logista Holdings SA	405	10,873
CIE Automotive SA	287	7,637
Construcciones y Auxiliar de Ferrocarriles SA	99	3,504
Distribuidora Internacional de Alimentacion SA*	66,953	926
EDP Renovaveis SA	1,881	25,605
eDreams ODIGEO SA*	389	2,859
Enagas SA	1,427	20,582
Ence Energia y Celulosa SA	546	1,683
Endesa SA	2,068	37,192
Faes Farma SA	1,817	5,891
Ferrovial SE	3,159	118,304
Fluidra SA	593	13,818
Gestamp Automocion SA, 144A	783	2,480
Global Dominion Access SA, 144A	512	1,917
Grenergy Renovables SA*	112	3,009

Grifols SA*	1,764	14,459
Iberdrola SA	37,674	432,426
Indra Sistemas SA	766	14,629
Industria de Diseno Textil SA	6,744	298,919
Inmobiliaria Colonial Socimi SA REIT	1,656	8,985
Laboratorios Farmaceuticos Rovi SA	163	13,045
Lar Espana Real Estate Socimi SA REIT	461	3,204
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,394	3,360
Mapfre SA	5,238	11,090
Melia Hotels International SA*	546	3,889
Merlin Properties Socimi SA REIT	1,954	18,490
Neinor Homes SA, 144A*	86	952
Opdenergy Holdings SA*	540	3,414
Pharma Mar SA	83	2,727
Prosegur Cash SA, 144A	2,598	1,365
Prosegur Cia de Seguridad SA	1,325	2,538
Redeia Corp. SA	2,642	41,976
Repsol SA	7,560	120,316
Sacyr SA	2,532	8,297
Solaria Energia y Medio Ambiente SA*	461	5,491
Talgo SA, 144A	542	2,490
Tecnicas Reunidas SA*	417	3,527
Telefonica SA	29,741	121,923
Unicaja Banco SA, 144A	6,704	6,844
Vidrala SA	124	12,718
Viscofan SA	237	13,345

(Cost $2,795,146)		2,825,251

Switzerland - 0.3%
DSM-Firmenich AG
(Cost $129,696)	1,138	121,765

United Kingdom - 0.3%
Allfunds Group PLC	1,954	13,854
Coca-Cola Europacific Partners PLC	1,270	87,160

(Cost $88,696)		101,014

TOTAL COMMON STOCKS (Cost $34,000,882)		36,501,687

PREFERRED STOCKS - 1.3%
Germany - 1.3%
Bayerische Motoren Werke AG	350	38,320
Dr Ing hc F Porsche AG, 144A	676	63,082
Draegerwerk AG & Co. KGaA	70	3,643
FUCHS SE	422	17,961
Henkel AG & Co. KGaA	1,022	76,834
Jungheinrich AG	257	8,016
Porsche Automobil Holding SE	976	52,089
Sartorius AG	166	62,759
Schaeffler AG	618	4,492
Sixt SE	132	8,888
STO SE & Co. KGaA	16	2,590
Volkswagen AG	1,255	170,012

(Cost $555,112)		508,686

WARRANTS - 0.0%
Italy - 0.0%
Webuild SpA*(b), expires 8/2/30
(Cost $0)	38	64

Spain - 0.0%
Abengoa SA*(b), expires 3/31/25
(Cost $43)	7,125	0

TOTAL WARRANTS (Cost $43)		64

EXCHANGE-TRADED FUNDS - 0.6%
iShares Currency Hedged MSCI Eurozone ETF	4,800	169,008
iShares MSCI Eurozone ETF(a)	1,100	53,955

(Cost $194,922)		222,963

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (d)(e)
(Cost $30,562)	30,562	30,562

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
(Cost $11,007)	11,007	11,007

TOTAL INVESTMENTS - 99.6%
(Cost $34,792,528)		$37,274,969
Other assets and liabilities, net - 0.4%		166,342

NET ASSETS - 100.0%		$37,441,311

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
COMMON STOCKS — 0.5%
Germany — 0.5%
Deutsche Bank AG(c)
100,569	63,228	(46,857)	(19,655)	61,015	—	—	11,848	158,300
SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
1,477,246	—	(1,446,684) (f)	—	—	2,771	—	30,562	30,562
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
8,289	1,192,191	(1,189,473)	—	—	2,462	—	11,007	11,007

1,586,104	1,255,419	(2,683,014)	(19,655)	61,015	5,233	—	53,417	199,869

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $28,408, which is 0.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$6,641,792	17.9%
Industrials	6,636,100	17.9
Consumer Discretionary	5,719,118	15.5
Information Technology	5,198,647	14.0
Consumer Staples	2,617,457	7.1
Health Care	2,507,684	6.8
Materials	2,151,673	5.9
Utilities	1,929,834	5.2
Communication Services	1,570,845	4.2
Energy	1,525,304	4.1
Real Estate	511,983	1.4

Total	$37,010,437	100.0%

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
EURO STOXX 50 Futures	EUR	3	$150,818	$158,683	3/15/2024	$7,865

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

As of February 29, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciationb
RBC Capital Markets	3/4/2024	EUR	1,569,000	USD	1,706,482	$10,421	$—
RBC Capital Markets	3/4/2024	EUR	35,448,930	USD	38,555,674	236,002	—
Bank of America	3/4/2024	USD	35,842,247	EUR	33,121,330	—	(38,669)
RBC Capital Markets	3/4/2024	USD	4,175,549	EUR	3,896,600	36,607	—
Bank of America	4/3/2024	EUR	1,144,000	USD	1,239,477	1,265	—
Bank of America	4/3/2024	EUR	33,121,330	USD	35,886,133	37,160	—

Total unrealized appreciation (depreciation)						$321,455	$(38,669)

ß	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2024.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$36,496,762	$—	$4,925	$36,501,687
Preferred Stocks	508,686	—	—	508,686
Warrants(a)	—	—	64	64
Exchange-Traded Funds	222,963	—	—	222,963
Short-Term Investments(a)	41,569	—	—	41,569
Derivatives(b)
Forward Foreign Currency Contracts	—	321,455	—	321,455
Futures Contracts	7,865	—	—	7,865

TOTAL	$37,277,845	$321,455	$4,989	$37,604,289

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(38,669)	—	$(38,669)

TOTAL	$—	$(38,669)	$—	$(38,669)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEZ-PH3

R-089711-1 (5/24) DBX005195 (5/24)